Derivative warrant liabilities and earnouts liabilities - Private and Public Warrants (Details) - $ / shares	Mar. 31, 2022	Dec. 31, 2022
Derivative warrant liabilities and earnouts liabilities
Number of warrants issued	17,433,333
Exercise price of warrant	$ 11.50	$ 11.50
Price per share	$ 18.00	$ 10
Threshold period for warrants that may not be transferred, assigned or sold by the holders after the completion of the Transaction	30 days
Public Warrants
Derivative warrant liabilities and earnouts liabilities
Number of warrants issued	11,500,000
Warrants exercisable term	5 years
Redemption price per warrant	$ 0.01
Private Warrants
Derivative warrant liabilities and earnouts liabilities
Number of warrants issued	5,933,333
Class A Ordinary Shares
Derivative warrant liabilities and earnouts liabilities
Number of shares that each warrant entitles	1	1
Price per share	$ 11.50